Document And Entity Information	6 Months Ended
Jun. 30, 2015
Document And Entity Information [Abstract]
Entity Registrant Name	Hoverink International Holdings Inc.
Entity Central Index Key	0001586494
Document Type	S-1
Document Period End Date	Jun. 30, 2015
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company